Financial Investments and Derivatives - Schedule of Financial Investments - Securities (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026		Dec. 31, 2025
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		R$ 43,903		R$ 42,435
Financial assets measured at fair value through other comprehensive income		2,873,043		3,000,551
Financial assets measured at amortized cost		2,813,277		2,891,089
Total		5,730,223		5,934,075
Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		161,643
Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	36,416	[1]	35,203
Financial assets measured at fair value through other comprehensive income	[2]	2,872,001	[1]	2,999,516
Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,480
Financial assets measured at amortized cost		103,708		99,926
Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7		7,232
Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,042		1,035
Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	780,820		965,840	[5]
Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,767,106		1,825,323
Cost Value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		43,888		42,427
Financial assets measured at fair value through other comprehensive income		2,869,528		2,997,634
Financial assets measured at amortized cost		2,823,045		2,883,764
Total		5,736,461		5,923,825
Cost Value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		161,643
Cost Value [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through other comprehensive income		1,155,003		818,751
Financial assets measured at amortized cost		99,970		199,880
Total		1,254,973		1,018,631
Cost Value [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		3		1
Financial assets measured at fair value through other comprehensive income				42,590
Financial assets measured at amortized cost		161,643
Total		161,646		42,591
Cost Value [Member] | From 61 to 90 days [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		161,643
Cost Value [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		1
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost		145,879		97,331
Total		145,880		97,331
Cost Value [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		36,404
Financial assets measured at fair value through other comprehensive income		1,069,520		114,037
Financial assets measured at amortized cost				141,957
Total		1,105,924		255,994
Cost Value [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,480		42,426
Financial assets measured at fair value through other comprehensive income		645,005		2,022,256
Financial assets measured at amortized cost		2,415,553		2,444,596
Total		3,068,038		4,509,278
Cost Value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	36,401	[1]	35,195
Financial assets measured at fair value through other comprehensive income	[1],[2]	2,868,489		2,996,600
Cost Value [Member] | Government Bonds - LFT [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	1,155,003		818,751
Cost Value [Member] | Government Bonds - LFT [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]			42,590
Cost Value [Member] | Government Bonds - LFT [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]
Cost Value [Member] | Government Bonds - LFT [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	36,401	[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	1,069,520		114,037
Cost Value [Member] | Government Bonds - LFT [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]	35,195
Financial assets measured at fair value through other comprehensive income	[1],[2]	643,966		2,021,222
Cost Value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,480
Financial assets measured at amortized cost		103,708		99,926
Cost Value [Member] | Investment Fund Quotas [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,480
Financial assets measured at amortized cost		103,708		99,926
Cost Value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7		7,232
Cost Value [Member] | Other Investments [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		3		1
Cost Value [Member] | Other Investments [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		1
Cost Value [Member] | Other Investments [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		3
Cost Value [Member] | Other Investments [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss				7,231
Cost Value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,039		1,034
Cost Value [Member] | Government Bonds – NTN-B [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,039		1,034
Cost Value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	771,275		950,131	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	99,970		199,880	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]				[5]
Cost Value [Member] | Government Bonds - LTN [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	145,879		97,331	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]			141,957	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	525,426		510,963	[5]
Cost Value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,786,419		1,833,707
Cost Value [Member] | Government Bonds - NTN-F [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,786,419		1,833,707
Adjustment to fair value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		15		8
Financial assets measured at fair value through other comprehensive income		3,515		2,917
Financial assets measured at amortized cost		(9,768)		7,325
Total		(6,238)		10,250
Adjustment to fair value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	15	[1]	8
Financial assets measured at fair value through other comprehensive income	[1],[2]	3,512		2,916
Adjustment to fair value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Adjustment to fair value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Adjustment to fair value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	3		1
Adjustment to fair value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	9,545		15,709	[5]
Adjustment to fair value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	R$ (19,313)		R$ (8,384)

[1]	The Group allocated the guarantees for credit card transactions in LFT; refer to note 12.1.2 for further details.
[2]	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.
[3]	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.
[4]	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.
[5]	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) in December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.
[6]	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.